United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Quarter ended 07/31/2012

Item 1. Schedule of Investments

Federated Max-Cap Index Fund
Portfolio of Investments
July 31, 2012 (unaudited)
Shares			Value
		COMMON STOCKS—95.9%[1]
		Consumer Discretionary—10.5%
15,674	[2]	Amazon.com, Inc.	$3,656,744
600	[2]	AutoNation, Inc.	23,658
947	[2]	AutoZone, Inc.	355,343
8,651	[2]	Bed Bath & Beyond, Inc.	527,278
8,944		Best Buy Co., Inc.	161,797
8,763		Block (H&R), Inc.	141,347
1,527	[2]	BorgWarner, Inc.	102,462
18,509		CBS Corp., Class B	619,311
4,998		Cablevision Systems Corp., Class A	76,669
15,159	[2]	CarMax, Inc.	421,875
22,781		Carnival Corp.	758,152
1,858	[2]	Chipotle Mexican Grill, Inc.	543,149
10,792		Coach, Inc.	532,369
21,372	[2]	Collective Brands, Inc.	459,925
107,825		Comcast Corp., Class A	3,509,704
8,612		D. R. Horton, Inc.	151,830
30,045	[2]	DIRECTV Group, Inc., Class A	1,492,035
9,422	[2]	Discovery Communications, Inc.	477,036
4,141		Darden Restaurants, Inc.	211,936
3,884		DeVRY, Inc.	76,243
11,364	[2]	Dollar Tree, Inc.	572,064
2,626		Expedia, Inc.	149,656
3,950		Family Dollar Stores, Inc.	261,016
181,078		Ford Motor Co.	1,673,161
1,353	[2]	Fossil, Inc.	96,997
5,249		GameStop Corp.	84,089
26,518		Gannett Co., Inc.	374,169
11,658		Gap (The), Inc.	343,794
5,435		Genuine Parts Co.	348,003
31,920	[2]	Goodyear Tire & Rubber Co.	365,484
11,326		Harley Davidson, Inc.	489,623
7,975		Harman International Industries, Inc.	321,791
63,889		Home Depot, Inc.	3,333,728
8,821		International Game Technology	99,854
13,551		Interpublic Group Cos., Inc.	133,748
36,564		Johnson Controls, Inc.	901,303
8,595		Kohl's Corp.	427,343
13,474		Leggett and Platt, Inc.	312,327
4,977		Lennar Corp., Class A	145,378
8,956		Limited Brands, Inc.	425,858
50,734		Lowe's Cos., Inc.	1,287,122
15,167		Macy's, Inc.	543,585
14,658		Marriott International, Inc., Class A	533,844
12,189		Mattel, Inc.	428,687
40,581		McDonald's Corp.	3,626,318
10,223		McGraw-Hill Cos., Inc.	480,072
14,109		Newell Rubbermaid, Inc.	249,024

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
94,743		News Corp., Inc., Class A	$2,180,984
14,321		Nike, Inc., Class B	1,336,865
2,224		Nordstrom, Inc.	120,407
6,287	[2]	O'Reilly Automotive, Inc.	539,047
9,984		Omnicom Group, Inc.	500,997
2,388	[2]	Priceline.com, Inc.	1,580,235
2,287		Ralph Lauren Corp.	330,106
8,369		Ross Stores, Inc.	556,036
8,170		Scripps Networks Interactive	439,955
2,007	[2]	Sears Holdings Corp.	99,326
24,016		Staples, Inc.	305,964
34,196		Starbucks Corp.	1,548,395
12,630		Starwood Hotels & Resorts Worldwide, Inc.	683,915
35,874		TJX Cos., Inc.	1,588,501
25,884		Target Corp.	1,569,865
1,707		Tiffany & Co.	93,766
12,079		Time Warner Cable, Inc.	1,025,869
37,651		Time Warner, Inc.	1,472,907
2,772	[2]	TripAdvisor, Inc.	103,701
2,937	[2]	Urban Outfitters, Inc.	89,725
3,073		V.F. Corp.	458,799
20,336		Viacom, Inc., Class B - New	949,895
71,496		Walt Disney Co.	3,513,313
609		Washington Post Co., Class B	206,147
5,206		Whirlpool Corp.	351,717
7,424		Wyndham Worldwide Corp.	386,419
5,724		Wynn Resorts Ltd.	536,625
17,927		Yum! Brands, Inc.	1,162,387
		TOTAL	56,038,769
		Consumer Staples—11.1%
81,037		Altria Group, Inc.	2,914,901
24,967		Archer-Daniels-Midland Co.	651,389
31,473		Avon Products, Inc.	487,517
10,414		Beam, Inc.	654,832
4,077		Brown-Forman Corp., Class B	381,444
56,589		CVS Corp.	2,560,652
5,655		Campbell Soup Co.	187,237
4,523		Clorox Co.	328,867
20,938		Coca-Cola Enterprises, Inc.	613,902
18,812		Colgate-Palmolive Co.	2,019,656
14,931		ConAgra Foods, Inc.	368,646
8,515	[2]	Constellation Brands, Inc., Class A	240,208
16,972		Costco Wholesale Corp.	1,632,367
20,949	[2]	Dean Foods Co.	259,139
8,879		Dr. Pepper Snapple Group, Inc.	404,705
8,246		Estee Lauder Cos., Inc., Class A	431,926
24,893		General Mills, Inc.	963,359
11,950		Heinz (H.J.) Co.	659,760
9,533		Hershey Foods Corp.	683,897
3,888		Hormel Foods Corp.	108,514
8,906		Kellogg Co.	424,816

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
12,943		Kimberly-Clark Corp.	$1,124,876
70,575		Kraft Foods, Inc., Class A	2,802,533
20,568		Kroger Co.	455,993
4,905		Lorillard, Inc.	630,979
4,478		McCormick & Co., Inc.	272,621
7,657		Mead Johnson Nutrition Co.	558,655
12,337		Molson Coors Brewing Co., Class B	522,102
5,547	[2]	Monster Beverage Corp.	368,709
62,786		PepsiCo, Inc.	4,566,426
68,636		Philip Morris International, Inc.	6,276,076
113,167		Procter & Gamble Co.	7,303,798
18,903		Reynolds American, Inc.	874,642
6,911		Safeway, Inc.	107,466
3,876		Smucker (J.M.) Co.	297,677
21,963		Sysco Corp.	645,493
90,811		The Coca-Cola Co.	7,337,529
25,323		Tyson Foods, Inc., Class A	380,098
73,496		Wal-Mart Stores, Inc.	5,470,307
43,500		Walgreen Co.	1,581,660
8,560		Whole Foods Market, Inc.	785,637
		TOTAL	59,341,011
		Energy—10.3%
35,893	[2]	Alpha Natural Resources, Inc.	251,610
20,967		Anadarko Petroleum Corp.	1,455,948
13,209		Apache Corp.	1,137,559
11,789		Baker Hughes, Inc.	546,066
3,171		CONSOL Energy, Inc.	91,896
9,689		Cabot Oil & Gas Corp., Class A	408,779
10,497	[2]	Cameron International Corp.	527,684
20,884		Chesapeake Energy Corp.	393,037
79,609		Chevron Corp.	8,723,554
50,455		ConocoPhillips	2,746,770
19,027	[2]	Denbury Resources, Inc.	287,688
11,994		Devon Energy Corp.	709,085
6,865		Diamond Offshore Drilling, Inc.	449,108
8,254		EOG Resources, Inc.	808,975
6,993		EQT Corp.	394,405
9,264		Ensco PLC	503,313
189,072		Exxon Mobil Corp.	16,420,903
8,462	[2]	FMC Technologies, Inc.	381,805
18,331	[2]	GeoResources, Inc.	613,355
29,026		Halliburton Co.	961,631
5,478		Helmerich & Payne, Inc.	254,727
11,192		Hess Corp.	527,815
12,892		Kinder Morgan, Inc.	461,663
26,671		Marathon Oil Corp.	705,981
12,715		Marathon Petroleum Corp.	601,420
6,785		Murphy Oil Corp.	364,083
16,536		National-Oilwell, Inc.	1,195,553
7,057	[2]	Newfield Exploration Co.	215,450
11,698		Noble Corp.	432,826

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
7,704		Noble Energy, Inc.	$673,561
32,351		Occidental Petroleum Corp.	2,815,508
4,651		Peabody Energy Corp.	97,113
23,902		Phillips 66	898,715
5,504		Pioneer Natural Resources, Inc.	487,820
10,514		Range Resources Corp.	658,176
3,354	[2]	Rowan Companies PLC	117,826
54,823		Schlumberger Ltd.	3,906,687
7,724	[2]	Southwestern Energy Co.	256,823
26,061		Spectra Energy Corp.	799,812
14,415		Sunoco, Inc.	694,659
3,685	[2]	Tesoro Petroleum Corp.	101,890
20,369		Valero Energy Corp.	560,148
7,730	[2]	WPX Energy, Inc.	123,294
16,772		Williams Cos., Inc.	533,182
		TOTAL	55,297,903
		Financials—13.3%
16,304		Ace Ltd.	1,198,344
20,089		Aflac, Inc.	879,496
18,383		Allstate Corp.	630,537
39,685		American Express Co.	2,290,221
32,784	[2]	American International Group, Inc.	1,025,156
15,183		American Tower Corp.	1,097,883
7,909		Ameriprise Financial, Inc.	409,053
7,965		Aon PLC	391,878
8,826		Apartment Investment & Management Co., Class A	242,097
3,470		Avalonbay Communities, Inc.	510,402
26,686		BB&T Corp.	837,140
468,529		Bank of America Corp.	3,439,003
74,372	[2]	Berkshire Hathaway Inc., Class B	6,309,720
4,843		Blackrock, Inc.	824,569
5,634		Boston Properties, Inc.	624,811
28,703	[2]	CBRE Group, Inc.	447,193
12,555		CME Group, Inc.	654,241
28,061		Capital One Financial Corp.	1,585,166
10,227		Chubb Corp.	743,401
9,306		Cincinnati Financial Corp.	352,139
117,036		Citigroup, Inc.	3,175,187
20,102		Discover Financial Services	722,868
11,436		Equity Residential Properties Trust	724,013
3,759	[3]	Federated Investors, Inc.	75,593
18,544		Fifth Third Bancorp	256,278
5,390		Franklin Resources, Inc.	619,581
62,750	[2]	Genworth Financial, Inc., Class A	316,260
19,385		Goldman Sachs Group, Inc.	1,955,946
11,379		HCP, Inc.	537,203
6,892		Hartford Financial Services Group, Inc.	113,373
11,563		Health Care REIT, Inc.	719,565
26,023		Host Hotels & Resorts, Inc.	382,018
58,904		Hudson City Bancorp, Inc.	374,040
27,297		Huntington Bancshares, Inc.	169,651

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
2,560	[2]	InterContinentalExchange, Inc.	$335,923
15,987		Invesco Ltd.	353,792
155,455		JPMorgan Chase & Co.	5,596,380
32,160		KeyCorp	256,637
13,818		Kimco Realty Corp.	269,313
3,092		Legg Mason, Inc.	75,816
11,174		Loews Corp.	442,379
4,503		M & T Bank Corp.	386,538
20,552		Marsh & McLennan Cos., Inc.	682,532
35,026		MetLife, Inc.	1,077,750
6,599		Moody's Corp.	267,457
58,422		Morgan Stanley	798,045
16,018		NASDAQ OMX Group, Inc.	363,609
20,045		NYSE Euronext	510,747
8,729		Northern Trust Corp.	396,297
21,445		PNC Financial Services Group	1,267,399
35,679		People's United Financial, Inc.	408,881
5,425		Plum Creek Timber Co., Inc.	220,201
10,327		Principal Financial Group	264,268
22,261		Progressive Corp. Ohio	439,432
26,185		ProLogis, Inc.	846,561
13,871		Prudential Financial, Inc.	669,692
5,403		Public Storage, Inc.	804,777
92,593		Regions Financial Corp.	644,447
16,562		SLM Holding Corp.	264,826
39,981		Schwab (Charles) Corp.	504,960
13,406		Simon Property Group, Inc.	2,151,529
18,595		State Street Corp.	750,866
11,659		SunTrust Banks, Inc.	275,735
9,504		T. Rowe Price Group, Inc.	577,368
50,192		The Bank of New York Mellon Corp.	1,068,086
14,932		The Travelers Cos., Inc.	935,490
4,883		Torchmark Corp.	242,929
75,244		U.S. Bancorp	2,520,674
8,901		Unum Group	168,140
14,854		Ventas, Inc.	998,932
6,853		Vornado Realty Trust L.P.	572,226
214,782		Wells Fargo & Co.	7,261,779
19,522		Weyerhaeuser Co.	455,839
10,268		XL Group PLC	212,034
		TOTAL	70,974,312
		Health Care—12.0%
65,839		Abbott Laboratories	4,365,784
20,646		Aetna, Inc.	744,495
12,802		Agilent Technologies, Inc.	490,189
7,219	[2]	Alexion Pharmaceuticals, Inc.	756,912
11,962		Allergan, Inc.	981,721
8,888		AmerisourceBergen Corp.	352,854
33,791		Amgen, Inc.	2,791,137
35,300	[2]	Amylin Pharmaceuticals, Inc.	1,086,887
5,505		Bard (C.R.), Inc.	535,416

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
21,281		Baxter International, Inc.	$1,245,151
7,558		Becton, Dickinson & Co.	572,216
9,288	[2]	Biogen Idec, Inc.	1,354,469
101,455	[2]	Boston Scientific Corp.	524,522
67,038		Bristol-Myers Squibb Co.	2,386,553
10,452		CIGNA Corp.	421,007
12,788		Cardinal Health, Inc.	551,035
17,076	[2]	CareFusion Corp.	416,825
17,067	[2]	Celgene Corp.	1,168,407
8,938	[2]	Cerner Corp.	660,697
4,161		Coventry Health Care, Inc.	138,686
18,641		Covidien PLC	1,041,659
3,255	[2]	DaVita, Inc.	320,357
4,328		Dentsply International, Inc.	157,280
2,169	[2]	Edwards Lifesciences Corp.	219,503
31,770	[2]	Express Scripts Holding Co.	1,840,754
17,743	[2]	Forest Laboratories, Inc., Class A	595,278
10,933	[2]	Gen-Probe, Inc.	904,050
29,725	[2]	Gilead Sciences, Inc.	1,614,959
13,932	[2]	Hospira, Inc.	484,137
9,775		Humana, Inc.	602,140
1,425	[2]	Intuitive Surgical, Inc.	686,137
110,671		Johnson & Johnson	7,660,647
3,337	[2]	Laboratory Corp. of America Holdings	280,608
6,112	[2]	Life Technologies, Corp.	268,195
45,376		Lilly (Eli) & Co.	1,997,905
18,400		Lincare Holdings, Inc.	761,760
8,903		McKesson Corp.	807,769
48,639		Medtronic, Inc.	1,917,349
122,179		Merck & Co., Inc.	5,396,646
28,818	[2]	Mylan Laboratories, Inc.	663,679
2,108		Patterson Cos., Inc.	71,883
2,657		PerkinElmer, Inc.	67,886
1,607		Perrigo Co.	183,230
301,662		Pfizer, Inc.	7,251,954
5,555		Quest Diagnostics, Inc.	324,579
11,492		St. Jude Medical, Inc.	429,341
12,083		Stryker Corp.	628,678
55,412	[2]	Tenet Healthcare Corp.	256,003
19,625		Thermo Fisher Scientific, Inc.	1,092,524
41,194		UnitedHealth Group, Inc.	2,104,601
3,718	[2]	Varian Medical Systems, Inc.	202,928
2,979	[2]	Waters Corp.	230,813
5,079	[2]	Watson Pharmaceuticals, Inc.	395,299
12,571		Wellpoint, Inc.	669,909
6,247		Zimmer Holdings, Inc.	368,136
		TOTAL	64,043,539
		Industrials—9.9%
27,494		3M Co.	2,508,278
2,370		Avery Dennison Corp.	72,972
33,381		Boeing Co.	2,467,190

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
3,478		C.H. Robinson Worldwide, Inc.	$183,812
53,547		CSX Corp.	1,228,368
25,854		Caterpillar, Inc.	2,177,165
3,132		Cintas Corp.	124,121
9,965		Cooper Industries PLC	716,284
7,260		Cummins, Inc.	696,234
22,278		Danaher Corp.	1,176,501
15,404		Deere & Co.	1,183,335
3,027		Donnelley (R.R.) & Sons Co.	36,687
6,448		Dover Corp.	351,223
1,192		Dun & Bradstreet Corp.	95,587
9,051		Eaton Corp.	396,796
24,248		Emerson Electric Co.	1,158,327
10,125		Equifax, Inc.	474,255
7,808		Expeditors International Washington, Inc.	277,731
10,732		Fastenal Co.	462,764
12,128		FedEx Corp.	1,095,158
1,703		Flowserve Corp.	204,326
5,829		Fluor Corp.	289,002
10,740		General Dynamics Corp.	681,346
427,588		General Electric Co.	8,872,451
30,589		Honeywell International, Inc.	1,775,691
18,346		Illinois Tool Works, Inc.	996,922
17,929		Ingersoll-Rand PLC	760,369
5,327		Iron Mountain, Inc.	171,583
5,706		L-3 Communications Holdings, Inc.	404,498
11,875		Lockheed Martin Corp.	1,060,081
10,845		Masco Corp.	130,465
12,461		Norfolk Southern Corp.	922,737
14,104		Northrop Grumman Corp.	933,685
20,911		PACCAR, Inc.	836,649
3,676		Pall Corp.	196,335
5,425		Parker-Hannifin Corp.	435,736
25,324		Pitney Bowes, Inc.	338,329
5,533		Precision Castparts Corp.	860,714
19,291	[2]	Quanta Services, Inc.	443,500
12,603		Raytheon Co.	699,214
22,373		Republic Services, Inc.	647,251
14,432		Robert Half International, Inc.	389,808
4,942		Rockwell Automation, Inc.	332,893
4,836		Rockwell Collins, Inc.	244,557
3,369		Roper Industries, Inc.	335,047
9,124		Ryder Systems, Inc.	359,851
1,529		Snap-On, Inc.	103,636
45,813		Southwest Airlines Co.	421,021
6,027		Stanley Black & Decker, Inc.	403,146
6,068	[2]	Stericycle, Inc.	563,414
9,315		Textron, Inc.	242,656
23,443		Tyco International Ltd.	1,287,958
18,874		Union Pacific Corp.	2,314,141
38,304		United Parcel Service, Inc.	2,896,165

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
40,241		United Technologies Corp.	$2,995,540
2,231		W. W. Grainger, Inc.	456,976
17,262		Waste Management, Inc.	593,813
7,348		Xylem, Inc.	176,205
		TOTAL	52,660,499
		Information Technology—19.0%
25,327		Accenture PLC	1,527,218
18,599	[2]	Adobe Systems, Inc.	574,337
15,500	[2]	Advanced Micro Devices, Inc.	62,930
6,236	[2]	Akamai Technologies, Inc.	219,382
11,577		Altera Corp.	410,405
5,648		Amphenol Corp., Class A	332,554
10,844		Analog Devices, Inc.	423,784
37,838		Apple, Inc.	23,109,937
47,733		Applied Materials, Inc.	519,812
24,550	[2]	Ariba, Inc.	1,090,757
7,873	[2]	Autodesk, Inc.	267,052
18,831		Automatic Data Processing, Inc.	1,064,893
5,316	[2]	BMC Software, Inc.	210,514
24,687	[2]	Broadcom Corp.	836,396
12,421		CA, Inc.	298,973
214,374		Cisco Systems, Inc.	3,419,265
6,856	[2]	Citrix Systems, Inc.	498,294
11,576	[2]	Cognizant Technology Solutions Corp.	657,170
4,246		Computer Sciences Corp.	104,537
57,686		Corning, Inc.	658,197
56,368		Dell, Inc.	669,652
83,222	[2]	EMC Corp. Mass	2,181,249
45,325	[2]	eBay, Inc.	2,007,898
10,057	[2]	Electronic Arts, Inc.	110,828
965	[2]	Elster Group SE - ADR	19,705
4,851	[2]	Fiserv, Inc.	340,201
3,666		FLIR Systems, Inc.	74,970
2,892	[2]	F5 Networks, Inc.	270,055
16,930		Fidelity National Information Services, Inc.	532,279
10,133	[2]	Google, Inc.	6,413,885
3,336		Harris Corp.	138,944
77,745		Hewlett-Packard Co.	1,418,069
47,125		IBM Corp.	9,235,558
202,218		Intel Corp.	5,197,003
11,019		Intuit, Inc.	639,322
4,921	[2]	JDS Uniphase Corp.	48,423
4,852		Jabil Circuit, Inc.	105,288
35,230	[2]	Juniper Networks, Inc.	617,582
8,537		KLA-Tencor Corp.	434,619
61,066	[2]	LSI Logic Corp.	421,355
6,726	[2]	Lam Research Corp.	231,442
989		Lexmark International Group, Class A	17,298
7,733		Linear Technology Corp.	249,389
4,178		Mastercard, Inc. Class A	1,823,989
6,198		Microchip Technology, Inc.	206,889

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
65,788	[2]	Micron Technology, Inc.	$408,543
301,784		Microsoft Corp.	8,893,574
3,423		Molex, Inc.	85,986
10,809		Motorola Solutions, Inc.	522,507
21,373	[2]	NVIDIA Corp.	289,390
13,088	[2]	NetApp, Inc.	427,585
155,785		Oracle Corp.	4,704,707
21,042		Paychex, Inc.	687,863
68,663		Qualcomm, Inc.	4,097,808
23,400	[2]	Quest Software, Inc.	653,796
6,832	[2]	Red Hat, Inc.	366,605
7,065		SAIC, Inc.	81,742
3,704	[2]	Salesforce.com, Inc.	460,629
8,473	[2]	Sandisk Corp.	348,495
16,659		Seagate Technology	500,103
7,600	[2]	Standard Microsystems Corp.	280,516
46,140	[2]	Symantec Corp.	726,705
15,790		TE Connectivity Ltd.	521,228
8,899	[2]	Teradata Corp.	601,750
20,802	[2]	Teradyne, Inc.	305,997
44,690		Texas Instruments, Inc.	1,217,356
9,774		Total System Services, Inc.	231,155
5,209	[2]	Verisign, Inc.	231,384
19,754		Visa, Inc., Class A Shares	2,549,649
14,969	[2]	Western Digital Corp.	595,317
28,743		Western Union Co.	500,991
63,411		Xerox Corp.	439,438
14,401		Xilinx, Inc.	466,592
46,235	[2]	Yahoo, Inc.	732,362
		TOTAL	101,622,072
		Materials—3.1%
7,966		Air Products & Chemicals, Inc.	640,705
5,790		Airgas, Inc.	459,263
16,904		Alcoa, Inc.	143,177
5,060		Ball Corp.	210,294
8,765		Bemis Co., Inc.	269,524
2,396		CF Industries Holdings, Inc.	469,041
1,945		Cliffs Natural Resources, Inc.	79,531
46,920		Dow Chemical Co.	1,350,357
36,950		Du Pont (E.I.) de Nemours & Co.	1,836,415
5,141		Eastman Chemical Co.	268,771
15,473		Ecolab, Inc.	1,012,708
4,544		FMC Corp.	248,557
38,504		Freeport-McMoRan Copper & Gold, Inc.	1,296,430
2,353		International Flavors & Fragrances, Inc.	131,156
26,095		International Paper Co.	856,177
5,182		MeadWestvaco Corp.	147,169
20,924		Monsanto Co.	1,791,513
11,180		Mosaic Co./The	649,670
19,081		Newmont Mining Corp.	848,532
19,301		Nucor Corp.	756,599

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
19,309	[2]	Owens-Illinois, Inc.	$356,251
8,594		PPG Industries, Inc.	940,699
11,682		Praxair, Inc.	1,212,124
3,037		Sherwin-Williams Co.	408,021
4,203		Sigma-Aldrich Corp.	290,848
3,931		Vulcan Materials Co.	152,287
		TOTAL	16,825,819
		Telecommunication Services—3.2%
243,822		AT&T, Inc.	9,245,730
23,894		CenturyLink, Inc.	992,557
6,203	[2]	Crown Castle International Corp.	383,841
194,286	[2]	Sprint Nextel Corp.	847,087
114,041		Verizon Communications, Inc.	5,147,811
40,608		Windstream Corp.	404,456
		TOTAL	17,021,482
		Utilities—3.5%
45,790	[2]	AES Corp.	552,227
3,473		AGL Resources, Inc.	140,656
8,471		Ameren Corp.	289,793
19,295		American Electric Power Co., Inc.	815,021
8,369		CMS Energy Corp.	206,380
17,187		CenterPoint Energy, Inc.	361,958
11,051		Consolidated Edison Co.	712,789
5,940		DTE Energy Co.	364,538
22,174		Dominion Resources, Inc.	1,204,270
28,544		Duke Energy Corp.	1,934,712
12,020		Edison International	555,084
6,375		Entergy Corp.	463,271
33,109		Exelon Corp.	1,295,224
15,883		FirstEnergy Corp.	797,644
2,248		Integrys Energy Group, Inc.	136,094
23,498		NRG Energy, Inc.	465,730
17,031		NextEra Energy, Inc.	1,207,498
9,399		NiSource, Inc.	240,520
6,211		Northeast Utilities Co.	247,695
8,972		ONEOK, Inc.	399,344
15,918		P G & E Corp.	734,775
32,486		PPL Corp.	938,845
10,909		Pepco Holdings, Inc.	217,744
3,440		Pinnacle West Capital Corp.	184,178
28,249		Public Service Enterprises Group, Inc.	938,997
9,311		Sempra Energy	655,588
29,871		Southern Co.	1,438,289
5,928		TECO Energy, Inc.	107,830
9,475		Wisconsin Energy Corp.	386,011
19,710		Xcel Energy, Inc.	577,503
		TOTAL	18,570,208
		TOTAL COMMON STOCKS (IDENTIFIED COST $210,937,952)	512,395,614

Shares			Value
		MUTUAL FUND—4.1%
21,921,788	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	$21,921,788
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $232,859,740)[5]	534,317,402
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	208,564
		TOTAL NET ASSETS—100%	$534,525,966
At July 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	45	$3,092,850	September 2012	$216,227
2S&P 500 Index Long Futures	77	$26,461,050	September 2012	$539,650
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$755,877
The average notional value of long futures contracts held by the Fund throughout the period was $15,866,685. This is based on amounts held as of each month-end throughout the period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $29,553,900 at July 31, 2012, which represents 5.5% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 101.4%.
2	Non-income producing security.
3	Affiliated holdings.
4	7-Day net yield.
5	At July 31, 2012, the cost of investments for federal tax purposes was $232,859,740. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $301,457,662. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $305,219,693 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,762,031.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust
12
Federated Mid-Cap Index Fund
Portfolio of Investments
July 31, 2012 (unaudited)
Shares			Value
		COMMON STOCKS—95.7%[1]
		Consumer Discretionary—12.8%
34,967	[2]	AMC Networks, Inc.	$1,516,169
77,447		Aaron's, Inc.	2,271,521
66,222		Advance Auto Parts, Inc.	4,645,473
70,943	[2]	Aeropostale, Inc.	1,398,996
163,538		American Eagle Outfitters, Inc.	3,404,861
21,968	[2]	Ann, Inc.	594,893
134,248	[2]	Ascena Retail Group, Inc.	2,462,108
36,830	[2]	Bally Technologies, Inc.	1,609,839
13,767	[2,3]	Barnes & Noble, Inc.	182,688
21,321		Bob Evans Farms, Inc.	821,285
62,408		Brinker International, Inc.	2,022,643
50,099	[2]	Carter's, Inc.	2,538,516
29,603		Cheesecake Factory, Inc.	992,293
138,173		Chicos Fas, Inc.	2,116,810
78,952		Cinemark Holdings, Inc.	1,845,898
67,524	[2]	Collective Brands, Inc.	1,453,116
20,778	[2,3]	Deckers Outdoor Corp.	866,650
67,395		Dick's Sporting Goods, Inc.	3,310,442
62,105	[2,3]	Dreamworks Animation SKG, Inc.	1,192,416
121,859		Foot Locker, Inc.	4,023,784
112,603		Gentex Corp.	1,802,774
55,476		Guess ?, Inc.	1,669,828
29,548		HSN, Inc.	1,251,653
82,434	[2]	Hanesbrands, Inc.	2,474,669
7,318	[2,3]	ITT Educational Services, Inc.	284,085
21,539		International Speedway Corp., Class A	552,260
24,249		KB HOME	224,061
122,233	[2]	LKQ Corp.	4,318,492
63,392	[2]	Lamar Advertising Co.	1,923,947
25,221	[2]	Life time Fitness, Inc.	1,145,286
44,494		M.D.C. Holdings, Inc.	1,417,579
20,018		Matthews International Corp., Class A	580,522
27,292		Meredith Corp.	901,728
52,795	[2]	Mohawk Industries, Inc.	3,507,172
3,916	[2]	NVR, Inc.	3,030,906
155,372	[2]	New York Times Co., Class A	1,204,133
96,055	[2]	Office Depot, Inc.	170,978
58,232		PVH Corp.	4,625,368
27,321	[2]	Panera Bread Co.	4,302,784
86,524		PetSmart, Inc.	5,720,102
54,405		Polaris Industries, Inc.	4,089,080
104,417	[3]	Radioshack Corp.	303,853
21,749		Regis Corp.	367,993
48,177		Rent-A-Center, Inc.	1,713,174
87,865	[2,3]	Saks, Inc.	916,432
17,125		Scholastic Corp.	515,976
58,194	[2]	Scientific Games Holdings Corp.	492,321
1

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
183,314		Service Corp. International	$2,355,585
58,888		Signet Jewelers Ltd.	2,586,361
49,566		Sothebys Holdings, Inc., Class A	1,454,762
10,410		Strayer Education, Inc.	756,391
71,702	[2]	Tempur-Pedic International, Inc.	2,042,790
221,197		The Wendy's Co.	1,015,294
50,788		Thor Industries, Inc.	1,459,139
134,026	[2]	Toll Brothers, Inc.	3,909,538
57,277		Tractor Supply Co.	5,204,761
43,625		Tupperware Brands Corp.	2,286,823
50,062	[2,3]	Under Armour, Inc., Class A	2,725,375
14,447	[2,3]	Valassis Communications, Inc.	325,780
67,315	[2]	WMS Industries, Inc.	1,236,577
33,666	[2]	Warnaco Group, Inc.	1,436,192
35,982		Wiley (John) & Sons, Inc., Class A	1,714,542
93,521	[3]	Williams-Sonoma, Inc.	3,249,855
		TOTAL	122,537,322
		Consumer Staples—3.3%
120,710		Church and Dwight, Inc.	6,954,103
58,995		Energizer Holdings, Inc.	4,588,041
87,580		Flowers Foods, Inc.	1,871,585
84,624	[2,3]	Green Mountain Coffee, Inc.	1,545,234
51,050		Harris Teeter Supermarkets, Inc.	2,110,407
93,197		Hillshire Brands Co.	2,386,775
61,787		Ingredion, Inc.	3,207,981
22,521		Lancaster Colony Corp.	1,560,480
36,400		Post Holdings, Inc.	1,077,440
38,028	[2]	Ralcorp Holdings, Inc.	2,269,131
189,376	[3]	SUPERVALU, Inc.	467,759
151,602	[2]	Smithfield Foods, Inc.	2,804,637
16,798	[3]	Tootsie Roll Industries, Inc.	411,215
16,921		Universal Corp.	770,582
		TOTAL	32,025,370
		Energy—5.6%
108,136		Arch Coal, Inc.	779,660
58,078	[2]	Atwood Oceanics, Inc.	2,586,213
17,400	[2]	Bill Barrett Corp.	366,444
9,994	[3]	Carbo Ceramics, Inc.	641,415
61,111		Cimarex Energy Co.	3,464,383
63,467	[2]	Dresser-Rand Group, Inc.	2,951,850
34,838	[2]	Dril-Quip, Inc.	2,553,974
58,422		Energen Corp.	2,991,791
39,761	[2]	Forest Oil Corp.	272,363
33,269	[2]	GeoResources, Inc.	1,113,181
80,279	[2]	Helix Energy Solutions Group, Inc.	1,435,388
180,442		HollyFrontier Corp.	6,746,726
23,446	[2]	Northern Oil and Gas, Inc.	369,509
85,915		Oceaneering International, Inc.	4,440,946
41,796	[2]	Oil States International, Inc.	3,038,569
133,002		Patterson-UTI Energy, Inc.	2,058,871
107,102	[2]	Plains Exploration & Production Co.	4,279,796
2

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
33,290	[2,3]	Quicksilver Resources, Inc.	$150,471
40,400	[2]	Rosetta Resources, Inc	1,685,488
53,992		SM Energy Co.	2,542,483
20,500		Sunoco, Inc.	987,895
132,182	[2]	Superior Energy Services, Inc.	2,864,384
39,549		Tidewater, Inc.	1,920,895
31,401	[2]	Unit Corp.	1,248,504
46,340		World Fuel Services Corp.	1,876,307
		TOTAL	53,367,506
		Financials—20.4%
42,447	[2]	Affiliated Managers Group	4,736,661
34,219	[2]	Alexander and Baldwin, Inc.	1,096,377
44,078		Alexandria Real Estate Equities, Inc.	3,238,851
13,103	[2]	Alleghany Corp.	4,531,148
72,707		American Campus Communities, Inc.	3,465,216
58,869		American Financial Group, Inc., Ohio	2,219,950
106,064		Apollo Investment Corp.	814,572
54,946		Aspen Insurance Holdings Ltd.	1,579,148
147,964		Associated Banc Corp.	1,848,070
22,868		Astoria Financial Corp.	215,417
64,036		BRE Properties, Inc., Class A	3,373,416
72,840		Bancorpsouth, Inc.	1,055,452
34,875		Bank of Hawaii Corp.	1,629,011
88,444		Berkley, W. R. Corp.	3,239,704
149,207		BioMed Realty Trust, Inc.	2,805,092
90,754		Brown & Brown	2,290,631
54,585		CBOE Holdings, Inc.	1,555,672
63,792		Camden Property Trust	4,549,008
58,232		Cathay Bancorp, Inc.	942,776
39,858		City National Corp.	1,964,202
75,753		Commerce Bancshares, Inc.	2,983,153
62,161		Corporate Office Properties Trust	1,383,704
57,578		Cullen Frost Bankers, Inc.	3,184,639
222,174		Duke Realty Corp.	3,212,636
117,647		East West Bancorp, Inc.	2,564,705
97,132		Eaton Vance Corp.	2,576,912
47,457		Equity One, Inc.	1,029,342
28,297		Essex Property Trust, Inc.	4,452,816
41,826		Everest Re Group Ltd.	4,253,704
50,943		Federal Realty Investment Trust	5,535,466
175,893		Fidelity National Financial, Inc., Class A	3,275,128
298,058		First Niagara Financial Group, Inc.	2,259,280
61,587		FirstMerit Corp.	997,709
117,635		Fulton Financial Corp.	1,081,066
93,371		Gallagher (Arthur J.) & Co.	3,312,803
10,809		Greenhill & Co., Inc.	429,333
79,212		HCC Insurance Holdings, Inc.	2,427,056
66,028		Hancock Holding Co.	2,012,533
24,956		Hanover Insurance Group, Inc.	875,207
62,541		Highwoods Properties, Inc.	2,118,264
38,355		Home Properties, Inc.	2,516,472
3

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
82,023		Hospitality Properties Trust	$1,990,698
42,026		International Bancshares Corp.	770,337
95,169		Janus Capital Group, Inc.	688,072
157,063		Jefferies Group, Inc.	1,969,570
41,892		Jones Lang LaSalle, Inc.	2,793,777
37,258		Kemper Corp.	1,219,082
97,453		Liberty Property Trust	3,536,569
115,017		Macerich Co. (The)	6,718,143
55,511		Mack-Cali Realty Corp.	1,487,140
27,135		Mercury General Corp.	982,830
70,952	[3]	National Retail Properties, Inc.	2,093,084
348,869		New York Community Bancorp, Inc.	4,528,320
265,818		Old Republic International Corp.	2,142,493
89,835		Omega Healthcare Investors	2,177,600
34,107		Potlatch Corp.	1,180,443
36,226		Prosperity Bancshares, Inc.	1,469,689
68,797		Protective Life Corp.	1,920,124
93,230		Raymond James Financial, Inc.	3,134,393
96,879		Rayonier, Inc.	4,620,159
97,331		Realty Income Corp.	4,010,037
73,299		Regency Centers Corp	3,507,357
58,114		Reinsurance Group of America, Inc.	3,235,206
121,299		SEI Investments Co.	2,569,113
73,752		SL Green Realty Corp.	5,807,970
141,353		Senior Housing Properties Trust	3,215,781
35,827	[2]	Signature Bank	2,310,841
38,417		StanCorp Financial Group, Inc.	1,143,290
43,567	[2]	SVB Financial Group	2,518,608
415,467		Synovus Financial Corp.	789,387
139,170		TCF Financial Corp.	1,437,626
46,463		Taubman Centers, Inc.	3,601,812
70,681		Trustmark Corp.	1,709,067
206,535		UDR, Inc.	5,495,896
118,173		Valley National Bancorp	1,099,009
73,051		Waddell & Reed Financial, Inc., Class A	2,125,054
81,284		Washington Federal, Inc.	1,294,854
55,696		Webster Financial Corp. Waterbury	1,142,882
81,249		Weingarten Realty Investors	2,183,973
13,134		WestAmerica Bancorp.	604,164
		TOTAL	194,856,752
		Health Care—10.5%
163,229	[2]	Allscripts Healthcare Solutions, Inc.	1,501,707
32,318	[2]	Amerigroup Corp.	2,904,742
63,600	[2]	Amylin Pharmaceuticals, Inc.	1,958,244
20,552	[2]	Bio Rad Laboratories, Inc., Class A	1,977,308
37,020	[2]	Charles River Laboratories International, Inc.	1,259,791
77,051	[2]	Community Health Systems, Inc.	1,896,225
37,236		Cooper Cos., Inc.	2,802,381
43,116	[2]	Covance, Inc.	2,023,865
92,047	[2]	Endo Health Solutions, Inc.	2,736,557
62,635	[2]	Gen-Probe, Inc.	5,179,288
4

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
56,167	[2]	HMS Holdings Corp.	$1,932,706
219,690	[2]	Health Management Association, Class A	1,445,560
48,427	[2]	Health Net, Inc.	1,066,363
78,143	[2]	Henry Schein, Inc.	5,845,878
47,407		Hill-Rom Holdings, Inc.	1,239,693
209,577	[2]	Hologic, Inc.	3,881,366
43,678	[2]	IDEXX Laboratories, Inc.	3,851,089
37,348	[2]	LifePoint Hospitals, Inc.	1,423,706
100,954		Lincare Holdings, Inc.	4,179,496
33,251	[2]	MEDNAX, Inc.	2,198,889
42,536	[2]	Masimo Corp.	952,806
61,385		Medicis Pharmaceutical Corp., Class A	2,020,794
28,387	[2]	Mettler Toledo International, Inc.	4,394,308
106,028		Omnicare, Inc.	3,330,340
48,544		Owens & Minor, Inc.	1,369,426
66,241	[2]	Regeneron Pharmaceuticals, Inc.	8,919,351
112,793	[2]	ResMed, Inc.	3,559,747
43,937		Steris Corp.	1,323,822
33,867		Techne Corp.	2,339,532
31,557		Teleflex, Inc.	2,011,443
44,926	[2]	Thoratec Laboratories Corp.	1,541,411
52,444	[2]	United Therapeutics Corp.	2,872,882
76,328		Universal Health Services, Inc., Class B	2,982,898
66,781	[2]	VCA Antech, Inc.	1,215,414
162,979	[2]	Vertex Pharmaceuticals, Inc.	7,906,111
33,208	[2]	Wellcare Health Plans, Inc.	2,152,543
		TOTAL	100,197,682
		Industrials—15.6%
80,906	[2]	AGCO Corp.	3,546,919
192,713		AMETEK, Inc.	5,974,103
32,771		Acuity Brands, Inc. Holding Company	1,898,752
118,670	[2]	Aecom Technology Corp.	1,923,641
69,989	[2]	Alaska Air Group, Inc.	2,439,117
35,833		Alliant Techsystems, Inc.	1,659,785
91,402	[2]	BE Aerospace, Inc.	3,585,700
48,771		Brinks Co. (The)	1,131,487
38,875		CLARCOR, Inc.	1,879,606
58,801		Carlisle Cos., Inc.	2,968,863
30,507	[2]	Clean Harbors, Inc.	1,846,894
47,367		Con-way, Inc.	1,687,213
84,314	[2]	Copart, Inc.	2,003,301
24,954		Corporate Executive Board Co.	1,151,128
84,164		Corrections Corp. of America	2,615,817
37,588		Crane Co.	1,465,932
49,674		Deluxe Corp.	1,406,768
117,942		Donaldson Co., Inc.	4,025,360
23,550	[2]	Esterline Technologies Corp.	1,382,856
170,222		Exelis, Inc.	1,600,087
18,468	[2]	FTI Consulting, Inc.	471,488
148,857	[2]	Fortune Brands Home & Security, Inc.	3,292,717
40,214		GATX Corp.	1,691,803
5

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
40,200		Gardner Denver, Inc.	$2,290,596
22,768	[2]	General Cable Corp.	594,928
47,020		Graco, Inc.	2,157,278
31,722		Granite Construction, Inc.	821,600
33,499		HNI Corp.	890,068
43,196		Harsco Corp.	917,915
46,846		Hubbell, Inc., Class B	3,854,489
80,791		Hunt (J.B.) Transportation Services, Inc.	4,445,121
37,843	[2]	Huntington Ingalls Industries, Inc.	1,475,499
65,828		IDEX Corp.	2,511,338
79,922		ITT Corp.	1,497,738
186,229	[2,3]	Jet Blue Airways Corp.	1,026,122
116,625		KBR, Inc.	3,060,240
95,782		Kansas City Southern Industries, Inc.	6,972,930
62,094		Kennametal, Inc.	2,291,269
35,646	[2]	Kirby Corp.	1,881,039
35,251	[2]	Korn/Ferry International	463,903
36,239		Landstar System, Inc.	1,790,569
41,702		Lennox International, Inc.	1,821,126
78,292		Lincoln Electric Holdings	3,122,285
35,977		MSC Industrial Direct Co.	2,472,699
77,445		Manpower, Inc.	2,755,493
34,219		Matson, Inc.	840,419
71,778		Miller Herman, Inc.	1,313,537
22,873		Mine Safety Appliances Co.	785,001
44,114		Nordson Corp.	2,261,284
96,340	[2]	OshKosh Truck Corp.	2,169,577
77,976	[3]	Pentair, Inc.	3,417,688
32,236		Regal Beloit Corp.	2,075,031
72,556		Rollins, Inc.	1,710,871
34,044		SPX Corp.	2,067,152
56,661	[2]	Shaw Group, Inc.	2,206,946
63,156	[2]	Terex Corp.	1,231,542
78,197		Timken Co.	2,830,731
39,841		Towers Watson & Company	2,335,878
84,204		Trinity Industries, Inc.	2,357,712
41,146		Triumph Group, Inc.	2,572,859
61,404		URS Corp.	2,153,438
77,829		UTI Worldwide, Inc.	1,031,234
81,767	[2]	United Rentals, Inc.	2,363,884
17,532		Valmont Industries, Inc.	2,171,864
37,835		Wabtec Corp.	2,995,775
84,803		Waste Connections, Inc.	2,609,388
22,698		Watsco, Inc.	1,542,102
54,906		Werner Enterprises, Inc.	1,267,230
46,483		Woodward Governor Co.	1,560,434
		TOTAL	148,635,159
		Information Technology—15.3%
30,173	[2]	ACI Worldwide, Inc.	1,327,914
59,848	[2]	AOL, Inc.	1,906,757
56,419	[2]	Acxiom Corp.	946,147
6

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
48,571		Adtran, Inc.	$1,048,162
22,485	[2]	Advent Software, Inc.	511,759
16,470	[2]	Alliance Data Systems Corp.	2,141,100
74,045	[2]	Ansys, Inc.	4,439,738
44,100	[2]	Ariba, Inc.	1,959,363
104,199	[2]	Arrow Electronics, Inc.	3,516,716
355,587	[2]	Atmel Corp.	2,083,740
114,750	[2]	Avnet, Inc.	3,614,625
96,998		Broadridge Financial Solutions	2,053,448
52,980	[2]	CIENA Corp.	849,269
214,525	[2]	Cadence Design Systems, Inc.	2,621,496
166,915	[2]	Compuware Corp.	1,537,287
31,526	[2]	Concur Technologies, Inc.	2,129,266
125,104		Convergys Corp.	1,844,033
89,921	[2]	CoreLogic, Inc.	2,068,183
75,552	[2,3]	Cree, Inc.	1,809,470
157,447	[2]	Cypress Semiconductor Corp.	1,683,108
26,008		DST Systems, Inc.	1,401,831
63,260		Diebold, Inc.	2,046,461
1,735	[2]	Elster Group SE - ADR	35,429
36,352	[2,3]	Equinix, Inc.	6,477,199
35,458		FactSet Research Systems	3,296,176
25,702		Fair Isaac & Co., Inc.	1,112,640
135,544	[2]	Fairchild Semiconductor International, Inc., Class A	1,878,640
112,645		First American Financial Corp.	2,063,656
73,552	[2]	Gartner Group, Inc., Class A	3,264,973
53,173		Global Payments, Inc.	2,276,868
68,177		Henry Jack & Associates, Inc.	2,367,787
98,516	[2]	Informatica Corp.	2,907,207
149,275	[2]	Ingram Micro, Inc., Class A	2,237,632
196,957	[2]	Integrated Device Technology, Inc.	992,663
51,442	[2]	International Rectifier Corp.	876,572
145,986		Intersil Holding Corp.	1,344,531
33,788	[2]	Itron, Inc.	1,316,718
64,934		Lender Processing Services, Inc.	1,601,922
77,843	[2]	MEMC Electronic Materials	149,459
73,937	[2]	MICROS Systems Corp.	3,529,752
111,767	[2]	MSCI, Inc., Class A	3,705,076
22,635		ManTech International Corp., Class A	496,386
69,716	[2]	Mentor Graphics Corp.	1,065,260
87,376	[2]	Monster Worldwide, Inc.	633,476
148,592	[2]	NCR Corp.	3,465,165
72,118		National Instruments Corp.	1,863,529
51,476	[2]	Neustar, Inc, Class A	1,822,765
92,157	[2]	Parametric Technology Corp.	1,985,062
31,808		Plantronics, Inc.	1,043,939
153,267	[2]	Polycom, Inc.	1,339,554
72,403	[2]	Qlogic Corp.	835,531
85,007	[2]	Quest Software, Inc.	2,375,096
246,783	[2]	RF Micro Devices, Inc.	957,518
84,535	[2]	Rackspace Hosting, Inc.	3,709,396
7

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
157,149	[2]	Riverbed Technology, Inc.	$2,772,108
94,817	[2]	Rovi Corporation	1,268,651
34,522	[2]	Semtech Corp.	824,731
46,731	[2]	Silicon Laboratories, Inc.	1,726,710
170,449	[2]	Skyworks Solutions, Inc.	4,931,090
43,841	[2]	Solarwinds, Inc.	2,340,671
54,185		Solera Holdings, Inc.	2,115,924
14,499	[2]	Standard Microsystems Corp.	535,158
134,598	[2]	Synopsys, Inc.	4,076,973
30,359	[2]	Tech Data Corp.	1,520,986
269,935		Tellabs, Inc.	888,086
148,598	[2]	Tibco Software, Inc.	4,174,118
111,055	[2]	Trimble Navigation Ltd.	4,915,294
59,959	[2]	ValueClick, Inc.	941,956
73,292	[2]	Verifone Systems, Inc.	2,659,767
125,806	[2,3]	Vishay Intertechnology, Inc.	1,241,705
30,062	[2]	Wright Express Corp.	1,935,392
28,470	[2]	Zebra Technologies Co., Class A	983,354
		TOTAL	146,420,124
		Materials—6.6%
70,772		Albemarle Corp.	4,120,346
52,233		Aptargroup, Inc.	2,612,172
64,910		Ashland, Inc.	4,569,015
49,112		Cabot Corp.	1,915,368
26,102		Carpenter Technology Corp.	1,249,242
129,505		Commercial Metals Corp.	1,669,319
25,568		Compass Minerals International, Inc.	1,849,589
38,076		Cytec Industries, Inc.	2,343,959
35,200		Domtar Corp.	2,599,872
35,843		Greif, Inc., Class A	1,550,568
62,740	[2]	Intrepid Potash, Inc.	1,464,352
70,029	[2]	Louisiana-Pacific Corp.	722,699
31,163		Martin Marietta Materials	2,341,588
12,941		Minerals Technologies, Inc.	827,447
10,615		Newmarket Corp.	2,440,176
60,579		Olin Corp.	1,226,119
76,223		Packaging Corp. of America	2,346,906
103,350		RPM International, Inc.	2,738,775
69,895		Reliance Steel & Aluminum Co.	3,598,195
58,964		Rock-Tenn Co.	3,432,884
47,112		Royal Gold, Inc.	3,565,436
35,744		Scotts Co.	1,426,186
38,033		Sensient Technologies Corp.	1,348,270
37,961		Silgan Holdings, Inc.	1,564,373
78,510		Sonoco Products Co.	2,379,638
177,660		Steel Dynamics, Inc.	2,290,037
73,893		Valspar Corp.	3,709,429
64,997		Worthington Industries, Inc.	1,410,435
		TOTAL	63,312,395
		Telecommunication Services—0.6%
118,509	[2]	TW Telecom, Inc.	2,978,131
8

Shares			Value
		COMMON STOCKS—continued[1]
		Telecommunication Services—continued
98,799		Telephone and Data System, Inc.	$2,393,900
		TOTAL	5,372,031
		Utilities—5.0%
88,012		Alliant Energy Corp.	4,111,040
109,207		Aqua America, Inc.	2,800,067
70,383		Atmos Energy Corp.	2,523,231
32,915		Black Hills Corp.	1,048,343
47,215		Cleco Corp.	2,066,128
119,900		Great Plains Energy, Inc.	2,659,382
75,195		Hawaiian Electric Industries, Inc.	2,142,306
38,430		Idacorp, Inc.	1,621,746
148,938		MDU Resources Group, Inc.	3,334,722
186,275		NV Energy, Inc.	3,406,970
77,074		National Fuel Gas Co.	3,772,002
78,183		OGE Energy Corp.	4,152,299
87,227		PNM Resources, Inc.	1,814,322
140,139		Questar Corp.	2,851,829
88,087		UGI Corp.	2,699,866
81,669		Vectren Corp.	2,437,820
30,400		WGL Holdings, Inc.	1,229,680
99,274		Westar Energy, Inc.	3,033,813
		TOTAL	47,705,566
		TOTAL COMMON STOCKS (IDENTIFIED COST $752,333,278)	914,429,907
		Corporate Bond—0.3%
		Information Technology—0.3%
1,000,000		Alliance Data Systems Corp., 4.750%, 05/15/2014 (IDENTIFIED COST $2,797,080)	2,772,500
		MUTUAL FUND—6.9%
66,236,111	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	66,236,111
		TOTAL INVESTMENTS—102.9% (IDENTIFIED COST $821,366,469)[7]	983,438,518
		OTHER ASSETS AND LIABILITIES - NET— (2.9)%[8]	(27,884,243)
		TOTAL NET ASSETS—100%	$955,554,275
At July 31, 2012, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P Midcap 400 Index Long Futures	575	$53,969,500	September 2012	$(407,675)
The average notional value of long futures contracts held by the Fund throughout the period was $18,384,816. This is based on amounts held as of each month-end throughout the period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $53,969,500 at July 31, 2012, which represents 5.6% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 101.4%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
9

As of July 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$25,046,962	$26,071,349
4	Affiliated holding.
5	7-Day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At July 31, 2012, the cost of investments for federal tax purposes was $821,751,246. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $161,687,272. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $233,761,310 and net unrealized depreciation from investments for those securities having an excess of cost over value of $72,074,038.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) or an affiliated manager, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
10

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equities Securities:
Common Stock
Domestic	$904,944,031	—	$—	$904,944,031
International	9,485,876	—	—	9,485,876
Debt Securities:
Corporate Bond	—	2,772,500	—	2,772,500
Mutual Fund	66,236,111	—	—	66,236,111
TOTAL SECURITIES	$980,666,018	$2,772,500	$—	$983,438,518
OTHER FINANCIAL INSTRUMENTS*	$(407,675)	—	—	$(407,675)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
11

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 24, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 24, 2012